Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
13.

Financial Instruments and Fair Value Disclosures
Interest rate risk and concentration of credit risk
Financial instruments,

which potentially

subject the

Company to

significant concentrations

of credit

risk,
consist

principally

of

cash

and

trade

accounts

receivable.

The

ability

and

willingness

of

each

of

the
Company’s counterparties to perform their

obligations under a contract depend upon a

number of factors
that

are

beyond

the

Company’s

control

and

may

include,

among

other

things,

general

economic
conditions,

the

state

of

the

capital

markets,

the

condition

of

the

shipping

industry

and

charter

hire
rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting

mostly

of

deposits,

placed

with

various

qualified

financial

institutions

and

performs

periodic
evaluations of the relative credit

standing of those financial institutions.

The Company limits its credit

risk
with

accounts

receivable

by

performing

ongoing

credit

evaluations

of

its

customers’

financial

condition
and by receiving payments of hire in

advance. The Company, generally,

does not require collateral for its
accounts receivable and does not have any agreements to mitigate credit risk.

During the

six months

ended June

30, 2025

and 2024

charterers that

individually accounted

for
10 % or
more of the Company’s time charter revenues were as follows:

For the six months ended June 30,
Charterer 2025 2024
Cargill International SA 12% *
Nippon Yusen Kaisha 18% *
*Less than 10%
The

Company

is

exposed

to

interest

rate

fluctuations

associated

with

its

variable

rate

of

borrowings.
Such

exposure

is

managed

by

fixed

interest

indebtedness

such

as

a

bond,

an

interest

rate

swap

with
DNB (Note 7) and finance liabilities at fixed rates (Note 8).
Fair value of assets and liabilities
The

carrying

values

of

financial

assets

reflected

in

the

accompanying

consolidated

balance

sheet
approximate their respective fair values

due to the short-term nature

of these financial instruments.

Cash
and

cash

equivalents

and

restricted

cash

are

considered

Level 1 items

as

they

represent

liquid

assets
with

short-term

maturities.

The

fair

value

of

long-term

bank

loans

with

variable

interest

rates
approximates the recorded values, generally due to their variable interest rates.

Fair value measurements disclosed

As of June 30, 2025,

the Bond having a fixed interest

rate and a carrying value of

$
175,000

(Note 7) had
a

fair

value

of

$
178,588

determined

through

the

Level

1

input

of

the

fair

value

hierarchy

as

defined

in
FASB guidance for Fair Value Measurements.
Other Fair value measurements

December 31,
2024
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in related party 4,415 4,235 - 180
Total

recurring fair value measurements
$ 4,415 $ 4,235 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,802 $ 1,802 $ -
Interest rate swap, liability 165 - 165
Total

recurring fair value measurements
$ 1,967 $ 1,802 $ 165
June 30, 2025
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities 24,353 24,353 - -
Investments in related party $ 6,895 $ 6,715 $ - $ 180
Total

recurring fair value measurements
$ 31,248 $ 31,068 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,297 $ 1,297 $ -
Interest rate swap, liability 391 - 391
Total

recurring fair value measurements
$ 1,688 $ 1,297 $ 391